Note 21. Stock-Based Compensation	12 Months Ended
Oct. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
21.    Stock-Based Compensation

Stock option plan

At the Company’s annual and Special Meeting of Shareholders held on March 8, 2007, shareholders approved the Company’s 2007 Stock Option Plan (the Plan), which replaced the Company’s 2006 Stock Option Plan.  Under the Plan, which conforms to all current regulations of the New York and Toronto stock exchanges, the Company may issue shares on the exercise of stock options granted to eligible employees, officers, directors and persons providing on-going management or consulting services to the Company. The exercise price of stock options issued under the Plan equals the market price of the underlying shares on the date of the grant. All options issued under the Plan are granted and priced on the date on which approval by the Board of Directors of the Company is obtained or a later date set by the Board of Directors in its approval. As of October 31, 2012, 6,159,800 Common shares have been reserved for issuance under the Plan. Stock-based compensation expense related to the Company’s stock option plan for the year ended October 31, 2012 is $1.6 million (2011 ― $1.2 million; 2010 - $3.5 million), of which $1.6 million (2011 ― $1.2 million; 2010 - $0.2 million) is included in selling, general and administration expenses. Stock based compensation expense for fiscal 2010 also included $2.5 million in restructuring charges (Note 17) and $0.8 million in “Loss from discontinued operations, net of income taxes”.

During the year ended October 31, 2012, the Company granted 42,800 (2011 – 808,700; 2010 – 1,174,000) C$ stock options at a weighted average exercise price of C$9.52 (2011 - C$10.32). All options granted in fiscal 2012 have a seven year term and become exercisable ratably (a graded-vesting schedule) over a three-year period.

Canadian Dollar Options

	Number (000s)	Weighted Average Exercise Price (C$)	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (C$ thousands)
Outstanding as of October 31, 2010	3,531	$16.53	3.9	$2,067
Granted	809	10.32
Exercised	-	-
Cancelled or forfeited	(1,801)	19.80
Expired	(116)	21.74
Outstanding as of October 31, 2011	2,423	$11.78	5.3	$-
Granted	43	9.52
Exercised	-	-
Cancelled or forfeited	(6)	20.66
Expired	(44)	18.90
Outstanding as of October 31, 2012	2,416	$11.59	4.5	$-
Vested and expected to vest as at October 31, 2011(a)	2,182	$11.98	5.2	$-
Vested and expected to vest as at October 31, 2012(a)	2,204	$11.75	3.9	$-
Exercisable as at October 31, 2011	440	$20.11	1.9	$-
Exercisable as at October 31, 2012	645	$16.30	2.9	$-

(a)   The expected to vest amount represents the unvested options as at October 31, 2012 and 2011, respectively, less estimated forfeitures.

Canadian dollar options outstanding as of October 31, 2012 comprise the following:

				Options Outstanding		Options Exercisable
Range of Exercise Prices (C$)			Weighted Average Remaining Contractual Life (Years)	Number (000s)	Weighted Average Exercise Price (C$)	Number (000s)	Weighted Average Exercise Price (C$)
$09.52	-	$11.63	5.1	2,026	$9.92	255	$10.26
$17.75	-	$21.77	1.1	390	20.24	390	20.24
			4.5	2,416	$11.59	645	$16.30

United States Dollar Options

	Number (000s)	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$ thousands)
Outstanding as of October 31, 2010	802	$15.88	4.6	$15
Granted	-	-
Exercised or released	-	-
Cancelled or forfeited	(645)	15.91
Outstanding as of October 31, 2011	157	$15.72	3.6	$8
Granted	-	-
Exercised or released	-	-
Cancelled or forfeited	(1)	15.91
Outstanding as of October 31, 2012	156	$15.73	2.5	$1
Vested and expected to vest as at October 31, 2011	157	$15.72	3.6	$8
Vested and expected to vest as at October 31, 2012	156	$15.73	2.5	$1
Exercisable as at October 31, 2011	157	$15.72	3.6	$8
Exercisable as at October 31, 2012	156	$15.73	2.5	$1

United States dollar options outstanding as of October 31, 2012 comprise the following:

				Options Outstanding		Options Exercisable
Range of Exercise Prices (US$)			Weighted Average Remaining Contractual Life (Years)	Number (000s)	Weighted Average Exercise Price (US$)	Number (000s)	Weighted Average Exercise Price (US$)
	$6.15		3.1	3	$6.15	3	$6.15
$15.89	-	$15.91	2.5	153	15.91	153	15.91
			2.5	156	$15.73	156	$15.73

The Company utilizes the Black-Scholes option valuation model to estimate the fair value of the options granted based on the following assumptions:

	2012	2011	2010
Risk-free interest rate	1.07%	1.94%	2.1%
Expected dividend yield	4.29%	3.75%	0.0%
Expected volatility	0.280	0.304	0.365
Expected time until exercise (years)	3.6	3.6	3.6

The weighted average fair values of options granted are estimated to be C$1.28 per Common share in fiscal 2012 (2011 - C$1.83; 2010 - C$2.91).

The Black-Scholes option valuation model used by the Company to determine fair values was developed for use in estimating the fair value of freely traded options that are fully transferable and have no vesting restrictions. This model requires the use of assumptions, including future stock price volatility and expected time until exercise. The Company uses historical volatility to estimate its future stock price volatility. The expected time until exercise is based upon the contractual term, taking into account expected employee exercise and expected post-vesting employment termination behavior.

The following table summarizes the intrinsic value of options exercised and the fair values of shares vested:

		2012		2011		2010
Aggregate intrinsic value of options exercised	C$	-	C$	-	C$	-
	US$	-	US$	-	US$	62
Aggregate grant-date fair value of shares vested	C$	454	C$	-	C$	5,920
	US$	-	US$	-	US$	4,518

As of October 31, 2012, the total remaining unrecognized compensation expense related to non-vested stock options amounted to approximately C$2.0 million and US$nil, which will be amortized over the weighted average remaining requisite service period of approximately 15 months and nil months, respectively, for the C$ and US$ stock options.

Deferred share units (DSU)

During the year ended October 31, 2012, the Company granted 132,493 (2011 – 179,777; 2010 – nil) DSU, respectively. DSU vest immediately or 100% after three years from the grant date. Vesting is time based and not dependent on a performance measure. Vested DSU are payable upon termination of employment and will be settled in cash or share units equal to the number of vested units multiplied by the five-day average closing TSX share price up to and including the termination date.

DSU granted are accompanied by dividend equivalents rights that will be payable in cash upon settlement of the DSU. During the year ended October 31, 2012, the Company recorded 15,449 (2011 – 11,496; 2010 - nil) DSU per dividend equivalent.

The Company records compensation expense and the corresponding liability each period based on vested units and changes in the market price of Common shares. The DSU expense for the year ended October 31, 2012 is $0.7 million (2011 - $1.0 million; 2010 ― $nil) of which $0.6 million (2011 ― $1.0 million; 2010 - $nil) is included in selling, general and administration expenses and $0.1 million (2011 ― $nil; 2010 - $nil) is in restructuring charges (Note 17).

During the fourth quarter of fiscal 2012, 68,570 DSU were paid out in the amount of $0.6 million.

Restricted share units (RSU)

During the year ended October 31, 2012, the Company granted 201,231 (2011 – nil; 2010 – nil) RSU, respectively, which vest 100% after three years from the grant date. Vesting is time based and not dependent on a performance measure. Vested RSU are settled in cash equal to the number of vested units multiplied by the five-day average closing TSX share price up to and including the vesting date. RSU granted are accompanied by dividend equivalents rights that will be payable in cash upon settlement of the RSU. During the year ended October 31, 2012, the Company recorded 3,939 (2011 – nil; 2010 - nil) RSU per dividend equivalent.

The Company records compensation expense and the corresponding liability over the vesting period of the RSU adjusted for any fair value changes at each reporting date. The RSU expense for the year ended October 31, 2012 is $0.4 million (2011 - $nil; 2010 ― $nil) of which $0.3 million (2011 ― $nil; 2010 - $nil) is included in selling, general and administration expenses and $0.1 million (2011 ― $nil; 2010 - $nil) is in restructuring charges (Note 17).

Performance share units (PSU)

During the year ended October 31, 2012, the Company granted 122,828 (2011 – nil; 2010 – nil) PSU, respectively, which vest 6 months after the achievement of certain performance goals and other criteria over the vesting period by October 31, 2013. Vested PSU are settled in cash equal to the number of vested units multiplied by the five-day average closing TSX share price up to and including the vesting date. PSU granted are accompanied by dividend equivalents rights that will be payable in cash upon settlement of the PSU.

The PSU expense for the year ended October 31, 2012 is $0.2 million (2011 - $nil; 2010 ― $nil) of which $nil (2011 ― $nil; 2010 - $nil) is included in selling, general and administration expenses and $0.2 million (2011 ― $nil; 2010 - $nil) is in restructuring charges (Note 17).

Other mid-term incentive plan (MTIP)

The MTIP income related to the fully vested DSU granted under the Company’s original 2006 Plan (2006 MTIP).

Liability(a)	As of October 31
	2012	2011
2006 Plan	$195	$508
2007 Plan	-	-
2008 Plan	-	-
2009 Plan	-	-
Total	$195	$508

(Income) Expense(b)	Years ended October 31
	2012	2011	2010
2006 Plan	$(57)	$(197)	$(28)
2007 Plan	-	-	-
2008 Plan	-	-	3,988
2009 Plan	-	-	6,101
Total	$(57)	$(197)	$10,061

(a) The MTIP liability is included in the employee-related accruals in accrued liabilities in the consolidated statements of financial position (Note 10).

(b) The MTIP (income) expense for the year ended October 31, 2012 is $(0.1) million (2011 ― $(0.2) million; 2010 - $10.1 million), of which $(0.1) million (2011 ― $(0.2); 2010 - $nil) is included in selling, general and administration expenses. MTIP (income) expense for fiscal 2010 also included $5.6 million in restructuring charges (Note 17) and $4.5 million in “Loss from discontinued operations, net of income taxes”.

The 2006 MTIP is accompanied by dividend equivalents rights that will be payable in cash upon settlement of the plan. During the year ended October 31, 2012, the Company recorded 972 (2011 – 1,607; 2010 - nil) MTIP units per dividend equivalent.